Net Operating Revenue (Tables)	12 Months Ended
Dec. 31, 2025
Net Operating Revenue [Abstract]
Schedule of Net Operating Revenue

Below is a summary of net operating revenue for the years ended December 31, 2025, 2024 and 2023:

	2025	2024	2023
Gross operating revenue	212,135	206,739	181,725
Revenue deductions:
Cancellations and returns	(2,658)	(1,777)	(1,353)
Taxes on services	(12,739)	(11,680)	(11,387)
Total revenue deductions	(15,397)	(13,457)	(12,740)
Net operating revenue	196,738	193,282	168,985

Schedule of Disaggregation of Net Operating Revenue

Disaggregation of net operating revenue for the years ended December 31, 2025, 2024 and 2023 is as follows:

	2025	2024	2023
Platform subscription service	193,032	187,109	158,678
Cancellations, returns and taxes on services	(13,683)	(11,989)	(10,692)
Revenue from platform subscription service	179,349	175,120	147,986
Data analytics service	14,266	10,650	13,422
Cancellations, returns and taxes on services	(1,450)	(1,062)	(1,478)
Revenue from data analytics service	12,816	9,588	11,944
Set-up and service	3,649	7,593	8,661
Cancellations, returns and taxes on services	(196)	(326)	(514)
Revenue from set-up and service	3,453	7,267	8,147
Other revenue	1,188	1,386	963
Cancellations, returns and taxes on services	(68)	(79)	(55)
Other revenue	1,120	1,307	908
Total net operating revenue	196,738	193,282	168,985

Schedule of Contract Asset Activity

The contract asset activity as of December 31, 2025, and 2024, is as follows:

At January 1, 2024	4,862
Decrease from transfers to accounts receivable	(4,798)
Increase from changes based on work in progress	4,672
At December 31, 2024	4,736
Decrease from transfers to accounts receivable	(4,735)
Increase from changes based on work in progress	1,836
At December 31, 2025	1,837

Schedule of Deferred Revenue Activity

The deferred revenue activity as of December 31, 2025, and 2024, is as follows:

At January 1, 2024	3,145
Increase in deferred revenue in the current year	24,095
Revenue recognized during the current year	(23,501)
At December 31, 2024	3,739
Increase in deferred revenue in the current year	9,370
Revenue recognized during the current year	(9,184)
At December 31, 2025	3,925